Offsets	Apr. 06, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Digi Power X Inc.
Form or Filing Type	F-10
File Number	333-286520
Initial Filing Date	Apr. 14, 2025
Fee Offset Claimed	$ 21,824.54
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 142,550,934.19
Termination / Withdrawal Statement	The Registrant’s prior registration statement on Form F-10, initially filed on April 14, 2025, and subsequently amended on May 15, 2025 (File No. 333-286520) (the “Prior F-10 Registration Statement”), previously registered $250,000,000 of which $142,550,934.19 remains unsold. In connection with the Prior F-10 Registration Statement, the Registrant paid $38,275 pursuant to which $21,824.54 worth of registered securities remain unsold. The Registrant’s prior registration statement on Form F-1, initially filed on October 30, 2024, and subsequently amended on March 31, 2025 (File No. 333-282906) (the “Prior F-1 Registration Statement” and, together with the Prior F-10 Registration Statement, the “Prior Registration Statements”), previously registered 7,272,726 of the Registrant’s subordinate voting shares for resale by the selling shareholders named therein, of which 1,024,515 subordinate voting shares remain unsold. In connection with the Prior F-1 Registration Statement, the Registrant paid $1,803.79 pursuant to which approximately $1,548.48 worth of registered securities were sold by such selling securityholders and approximately $255.31 worth of registered securities remains unsold. Pursuant to Rule 457(o) of the Securities Act, the Registrant is registering $750,000,000 in an aggregate offering amount of securities of the Registrant. Accordingly, a registration fee of $81,891.03 is being paid in connection with this Registration Statement. In accordance with the Securities Act, the offering of the unsold securities on the Prior Registration Statements will be deemed terminated as of the date of effectiveness of this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Digi Power X Inc.
Form or Filing Type	F-1
File Number	333-282906
Initial Filing Date	Oct. 30, 2024
Fee Offset Claimed	$ 255.31
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Subordinate Voting Shares, no par value
Unsold Securities Associated with Fee Offset Claimed	1,024,515
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,667,671.12
Termination / Withdrawal Statement	The Prior F-10 Registration Statement previously registered $250,000,000 of which $142,550,934.19 remains unsold. In connection with the Prior F-10 Registration Statement, the Registrant paid $38,275 pursuant to which $21,824.54 worth of registered securities remain unsold. The Registrant’s Prior F-1 Registration Statement previously registered 7,272,726 of the Registrant’s subordinate voting shares for resale by the selling shareholders named therein, of which 1,024,515 subordinate voting shares remain unsold. In connection with the Prior F-1 Registration Statement, the Registrant paid $1,803.79 pursuant to which approximately $1,548.48 worth of registered securities were sold by such selling securityholders and approximately $255.31 worth of registered securities remains unsold. Pursuant to Rule 457(o) of the Securities Act, the Registrant is registering $750,000,000 in an aggregate offering amount of securities of the Registrant. Accordingly, a registration fee of $81,891.03 is being paid in connection with this Registration Statement. In accordance with the Securities Act, the offering of the unsold securities on the Prior Registration Statements will be deemed terminated as of the date of effectiveness of this Registration Statement.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Digi Power X Inc.
Form or Filing Type	F-10
File Number	333-286520
Filing Date	Apr. 14, 2025
Fee Paid with Fee Offset Source	$ 21,824.54
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Digi Power X Inc.
Form or Filing Type	F-1
File Number	333-282906
Filing Date	Oct. 30, 2024
Fee Paid with Fee Offset Source	$ 255.31